Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended
	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Minimum	Mar. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Mar. 31, 2012 Maximum	Apr. 02, 2013 Game Show Network, Llc USD ($)	Sep. 30, 2012 Game Show Network, Llc USD ($)	Mar. 31, 2011 Game Show Network, Llc JPY (¥)	Mar. 31, 2011 Game Show Network, Llc JPY (¥)	Mar. 31, 2013 Game Show Network, Llc Minimum USD ($)	Mar. 31, 2013 Game Show Network, Llc Maximum USD ($)	Mar. 31, 2011 Game Show Network, Llc Television carriage agreements (broadcasting agreements) JPY (¥)	Mar. 31, 2011 Game Show Network, Llc Prior to acquisition	Sep. 30, 2012 Game Show Network, Llc Put Option USD ($) Times	Mar. 31, 2013 Game Show Network, Llc Put Option	Mar. 31, 2013 Sony Ericsson JPY (¥)	Mar. 31, 2012 Sony Ericsson JPY (¥)		Feb. 15, 2012 Sony Ericsson EUR (€)	Feb. 15, 2012 Sony Ericsson JPY (¥)	Mar. 31, 2013 Sony Semiconductor Kyushu Corporation JPY (¥)	Apr. 02, 2011 Sony Semiconductor Kyushu Corporation JPY (¥)	Mar. 31, 2013 Other Acquisitions JPY (¥)	Aug. 10, 2012 Other Acquisitions JPY (¥)	Mar. 31, 2012 Other Acquisitions JPY (¥)	Mar. 31, 2011 Other Acquisitions JPY (¥)
Business Acquisition [Line Items]
Acquired additional equity interest in GSN										5.00%
Acquired additional equity interest in GSN, Value										¥ 4,849	¥ 4,849
Ownership percentage in equity method investment										40.00%	40.00%
Goodwill										45,905	45,905											128,522			27,699		5,853	1,415
Intangible assets										47,323	47,323			33,698								123,097		1,223	11,511		3,345	1,227
Redeemable noncontrolling interest										18,779	18,779
Noncontrolling interest										40,728	40,728											14,047
Weighted-average amortization														20 years
Ownership percentage in equity method investment				20.00%	20.00%	50.00%	50.00%								35.00%		18.00%	50.00%	50.00%		50.00%	50.00%
Equity interest owned prior to acquisition at fair value										33,940	33,940											71,449
Recognized gain on remeasured equity interest											26,991 [1]							102,331	102,331	[1]
Term of put right, exercisable																	60 days
Put exercise price												234	288
Percentage of interest sold by Current Investor on exercise of put right																18.00%
Consideration received for sale of interest by Current Investor	0	4	198						234
Number of payments for put option exercise																2
Amount of Put Payment payable to Current Investor									117
Interest on Put Payment payable to Current Investor									10.00%
Option exercise price, second payment due date									Apr. 15, 2014
Amount owed to Current Investor	349,985	240,978														234
Amount of put payment paid to current investor								117
Interest of put payment paid to current investor								3.8
Cash consideration for acquisition																					1,050	107,174			28,167	28,167
Accumulated translation adjustment	(556,016)	(719,092)																				(11,690)
Total acquisition cost																							57,451		39,022		7,914	2,884
Acquisition date	Jun. 29, 2012																						Apr. 01, 2011		Aug. 10, 2012
Proceeds from sale and leaseback transactions																							¥ 50,537
Sale and leaseback transaction																							3 years

[1]	Refer to Note 24.